SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 055	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	61-1088522
Plan number	055
Notes receivable from participants	$ 23,208,585
Total investments	2,962,774,084
AECOM Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	446,479,546
Registered Investment Companies:
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	573,111,973
T. Rowe Structured Research
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,400,227,423
Assets in Bank of America, N.A. Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 519,746,557
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	9.50%
Investment, Identifier [Axis]: Participation in common or collective trusts | EARNEST Partners SMID Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 246,860,186
Plan investments held (in shares) | shares	23,495,761
Investment, Identifier [Axis]: Participation in common or collective trusts | Fidelity Growth Company Commingled Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 568,253,219
Plan investments held (in shares) | shares	6,382,716
Investment, Identifier [Axis]: Participation in common or collective trusts | T.Rowe Structured Research
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 585,114,018
Plan investments held (in shares) | shares	5,827,248
Investment, Identifier [Axis]: Registered Investment Companies | BlackRock Advisors BIF Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 4,733,927
Plan investments held (in shares) | shares	4,733,927
Investment, Identifier [Axis]: Registered Investment Companies | Dodge & Cox U.S. Equity
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 568,378,046
Plan investments held (in shares) | shares	34,260,280